INCOME TAX: (Schedule of Rollforward of Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
INCOME TAX: [Abstract]
Balance at the beginning of the period	$ 4,484	$ 3,797
Additions	1,757	687
Balance at the end of period	$ 6,241	$ 4,484